================================

  OCC Cash Reserves
  One World Financial
  Center
  New York, NY 10281


  Taxable
  Primary Portfolio
  Government Portfolio

  Tax-Exempt
  General Municipal Portfolio
  California Municipal Portfolio
  New York Municipal Portfolio

  For more information or
  assistance with your account
  please call:
  1-800-401-6672

================================

OCC CASH RESERVES


                                                                January 15, 1998

Dear Shareholder:

OCC Cash Reserves is pleased to send you this Annual Report for the fiscal year ended November 30, 1997. Detailed information on the performance and holdings of each of the Fund's five portfolios is presented in the Investment Review and financial statements that follow.

Since our last report to shareholders, short term interest rates have remained in a narrow trading range due to the Federal Reserve leaving the overnight lending rate between banks, the Federal Funds Rate, unchanged at 5.5%. The basic economic trend of moderate growth and low inflation seen earlier in the year remain with us today.

As we head into 1998, the Federal Reserve will continue to monitor the tight labor market which could lead to higher wages and inflation. However, a recent development, the economic crisis in Asia which began in the summer of 1997, definitely will affect the deliberations of the Federal Reserve. As Asian economies slow, prices of Asian exports likely will decrease. This could lead to further price declines in the U.S. as domestic manufacturers lower prices to remain competitive with Asian imports. In this instance, inflation will remain dormant and the Federal Reserve will not have to raise short term interest rates. If U.S. economic growth continues strong during 1998 and wages in the U.S. continue to rise, the Federal Reserve may consider raising the Federal Funds Rate. The five OCC Cash Reserves portfolios are positioned for either outcome to maximize yields for our shareholders.

We want to bring you up to date on recent events related to OpCap Advisors, the adviser to your Fund. PIMCO Advisors L.P. has recently acquired Oppenheimer Capital, the parent of OpCap Advisors. PIMCO Advisors L.P. is one of the premier investment firms in the world, with more than $190 billion of assets under management. OpCap Advisors management style will remain unchanged and the Fund will continue to seek to provide shareholders with safety of principal, liquidity and maximum current income through investment in money market securities.

We at OCC Cash Reserves and OpCap Advisors want to thank you for your continued support and look forward to the opportunity to continue to serve your money market fund needs.



                                                     Sincerely,



                                                     /s/ Joseph M. La Motta

                                                     Joseph M. La Motta
                                                     President

================================================================================
 INVESTMENT REVIEW
================================================================================

Primary Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Primary Portfolio invests in a range of high-quality securities: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; U.S. dollar-denominated certificates of deposit and bankers' acceptances; interest-bearing time deposits; domestic or foreign commercial paper of prime quality and participation interests in loans of equivalent quality extended by banks to such companies; and repurchase agreements that are collateralized in full each day by U.S. Government securities.

Annual Review

During the fiscal year ended November 30, 1997, the daily dividends of the Primary Portfolio averaged 4.74% on an annual basis or 4.85% compounded monthly. At fiscal year-end the Portfolio had a seven-day compounded yield of 4.92%, down from 4.94% at the beginning of the year. The average maturity of the Portfolio during the year ranged from a low of 42 days to a high of 70 days and on November 30, 1997 was 54 days.

Government Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Government Portfolio invests in: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; and repurchase agreements that are collateralized in full each day by such securities.

Annual Review

The Government Portfolio's daily dividend averaged 4.51% on an annual basis or 4.60% compounded monthly for the fiscal year ended November 30, 1997. On November 30, 1997, the seven-day compounded yield of the Portfolio was 4.71%, up from 4.47% a year earlier. The average maturity of the Portfolio during the year ranged from 36 days to 84 days. On November 30, 1997 it was 54 days.



General Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal income taxes, from investments in a diversified portfolio of high-grade municipal money market securities. Types of investments include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Annual Review

Daily dividends of the General Municipal Portfolio averaged 2.70% on an annual basis and 2.74% compounded monthly during the fiscal year ended November 30, 1997. For an investor not subject to the alternative minimum tax in the top Federal income tax bracket of 39.6%, the effective compounded monthly yield was equivalent to a taxable return of 4.54%. The seven-day compounded yield on November 30, 1997 was 2.96% compared with the year earlier when it was 2.71%. Average maturity for the Portfolio ranged from 43 days to 67 days and on November 30, 1997 was 50 days.

California Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal and California personal income taxes, from investments in a portfolio of high-grade municipal money market securities. The California municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discounts notes and participation interests in the foregoing.

Annual Review

For the year ended November 30, 1997, the daily dividend averaged 2.64% on an annual basis and 2.68% compounded monthly. For a person not subject to the alternative minimum tax in the top Federal and California income tax brackets of 39.6% and 11%, respectively, the monthly compounded return would be equivalent to a taxable return of 4.99%. Between November 30, 1996 and November 30, 1997, the seven-day compounded yield fell from 3.04% to 2.81%. The average maturity of the securities in the Portfolio ranged from 39 days to 70 days and was 56 days on November 30, 1997.

================================================================================

================================================================================

New York Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal, New York State and New York City income taxes, from investments in a portfolio of high-grade municipal money market securities. The New York municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Annual Review

In the year ended November 30, 1997, the daily dividends of the Portfolio averaged 2.63% on an annual basis and 2.66% compounded monthly. This was equivalent to an effective taxable yield of 4.97% for a person not subject to the alternative minimum tax in the top Federal, New York State and New York City tax brackets of 39.6%, 7.50% and 3.91%, respectively. The seven-day compounded yield rose from 2.70% to 2.86% between the 1996 and 1997 fiscal year-ends. The average maturity of the Portfolio ranged between 35 days to 68 days. On November 30, 1997 it was 47 days.

================================================================================
TAX INFORMATION (unaudited)
================================================================================

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (November 30, 1997) as to the Federal tax status of dividends and distributions received by shareholders during such fiscal year. Accordingly, we are advising you that per share dividends paid by the Primary and Government Portfolios amounting to $0.047 and $0.045, respectively, are subject to Federal income tax. Substantially all dividends paid by the General, California and New York Municipal Portfolios during the fiscal year were exempt from Federal income tax, although each of those Portfolios did invest in securities which paid interest subject to the Federal alternative minimum tax during its fiscal year. The portion of dividends paid to shareholders subject to such tax amounted to 32.6%, 12.0% and 26.0%, for the General, California and New York Municipal Portfolios, respectively.

Since the Portfolios' fiscal year is not the calendar year, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the dividends received by you in calendar 1997. The amounts that will be reported will be the amounts to use on your 1997 Federal income tax return and will differ from the amounts which we must report for the Portfolio's fiscal year ended November 30, 1997. Enclosed with the mailing of this annual report is additional tax information for the twelve months ended December 31, 1997, including a breakdown of the interest income derived by state for the General Municipal Portfolio and a quarterly breakdown of the percentage of income in the Government Portfolio qualifying for state tax pass-through treatment. The breakdown of interest by state for the General Municipal Portfolio may be of value in reducing a shareholder's state or local tax liability, if any. Shareholders are advised to consult with their own tax advisors as to the Federal, state and local tax status of the income received.

November 30, 1997
================================================================================
 SCHEDULES OF INVESTMENTS
================================================================================

--------------------------------------------------------------------------------
     PRIMARY PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                              Value
--------------------------------------------------------------------------------
U.S. Government Agencies--7.0%

$     25,000  Federal Farm Credit Bank,
                 5.56%, 5/1/98............................    $   24,997,000
      86,000  Federal Home Loan Bank,
                 5.73%-5.79%,
                 8/20/98-10/20/98.........................        86,000,000
      40,700  Federal Home Loan Mortgage Corp.,
                 5.49%-5.63%,
                 12/1/97-12/31/97.........................        40,608,500
                                                              --------------
Total U.S. Government Agencies
   (amortized cost--$151,605,500).........................    $  151,605,500
                                                              --------------

Certificates of Deposit--13.8%
$     75,000  Bank of Nova Scotia,
                 5.60%-6.10%,
                 12/29/97-5/27/98.........................    $   75,000,000
      25,000  Barclays Bank PLC,
                 5.65%,  4/16/98..........................        24,995,445
      75,000  Canadian Imperial Bank of Commerce,
                 5.58%-5.68%,
                 12/30/97-2/12/98.........................        75,000,000
      25,000  Royal Bank of Canada,
                 5.58%, 12/11/97..........................        24,999,869
      75,000  Societe Generale Bank,
                 5.54%-6.10%,
                 12/8/97-5/18/98..........................        75,000,000
      25,000  Swiss Bank Corp.,
                 5.76%, 3/23/98...........................        25,000,763
                                                              --------------
Total Certificates of Deposit
   (amortized cost--$299,996,077).........................    $  299,996,077
                                                              --------------

Commercial Paper--79.1%
$     75,000  Abbey National North America,
                 5.53%-5.55%,
                 1/14/98-2/25/98..........................    $   74,330,597
      35,000  ABN-Amro North America Finance Inc.,
                 5.48%, 2/5/98............................        34,648,367
      41,000  Aetna Services Inc.,
                 5.50%-5.52%,
                 12/8/97-12/18/97.........................        40,910,277
      80,000  American Express Credit Corp.,
                 5.49%-5.52%,
                 12/22/97-12/29/97........................        79,705,504
      73,000  American Home Products Corp.,
                 5.51%-5.53%,
                 12/8/97-12/18/97.........................        72,878,569
      70,000  Associates Corporation of
                 North America,
                 5.495%-5.53%,
                 12/8/97-12/15/97.........................        69,881,924
      25,700  Banque Nationale de Paris,
                 5.51%, 12/5/97...........................        25,684,266
      44,300  British Columbia (Province of),
                 5.45%-5.51%,
                 1/6/98-6/30/98...........................        43,429,444
      69,000  Daimler Benz North America Corp.,
                 5.53%-5.65%,
                 2/2/98-5/13/98...........................        67,801,164
      15,000  Deere (John) Capital Corp.,
                 5.50%, 12/29/97..........................        14,935,833
      50,000  Deutsche Bank,
                 5.50%-5.52%,
                 12/11/97-12/23/97........................        49,877,472
      66,000  Dover Corp.,
                 5.52%-5.55%,
                 12/3/97-12/18/97.........................        65,919,592
      54,000  Dresdner U.S. Finance Inc.,
                 5.51%-5.56%,
                 12/15/97-12/24/97........................        53,843,416
      50,000  Eksportfinans A/S,
                 5.49%-5.53%,
                 12/11/97-12/17/97........................        49,900,431
      50,000  Ford Credit Europe PLC,
                 5.51%-5.53%,
                 12/31/97-1/12/98.........................        49,714,617
      25,000  Ford Motor Credit Corp.,
                 5.49%, 12/15/97..........................        24,946,625
      50,000  General Electric Capital Corp.,
                 5.55%, 12/22/97..........................        49,838,125
      25,000  General Electric Capital Services Inc.,
                 5.50%, 4/6/98............................        24,518,750
      75,000  General Motors Acceptance Corp.,
                 5.58%-5.705%,
                 2/23/98-4/20/98..........................        73,804,536
      40,000  Generale Bank,
                 5.51%, 12/22/97..........................        39,871,433
      45,000  Household Financial Corp.,
                 5.48%-5.54%,
                 12/1/97-12/29/97.........................        44,893,444
      50,800  IBM Corp.,
                 5.52%, 12/2/97-12/4/97...................        50,786,077
      32,000  IBM Credit Corp.,
                 5.52%-5.655%,
                 12/22/97-11/20/98........................        31,951,700
      74,000  Merrill Lynch & Co. Inc.,
                 5.54%-5.58%,
                 12/10/97-12/15/97........................        73,859,142

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                              Value
--------------------------------------------------------------------------------
Commercial Paper (cont'd.)
$     75,000  Morgan (J.P.) & Co. Inc.,
                 5.51%-5.55%,
                 12/1/97-12/30/97.........................    $   74,807,875
      25,000  NationsBank Corp.,
                 5.50%, 12/3/97...........................        24,992,361
      14,000  Novartis Finance Corp.,
                 5.55%, 12/23/97..........................        13,952,517
      75,000  Oesterreichische Kontrollbank AG,
                 5.51%-5.53%,
                 1/14/98-4/16/98..........................        74,141,000
      39,624  Penney (J.C.) Funding Corp.,
                 5.49%-5.55%,
                 12/11/97-12/30/97........................        39,504,657
      39,000  Prudential Funding Corp.,
                 5.52%, 12/23/97..........................        38,868,440
      75,000  Sears Roebuck Acceptance Corp.,
                 5.56%-5.59%,
                 12/3/97-12/17/97.........................        74,857,767
      80,000  Svenska Handelsbanken Inc.,
                 5.50%-5.56%,
                 12/9/97-3/2/98...........................        79,461,683
      25,000  Swedish Export Credit Corp.,
                 5.48%, 12/16/97..........................        24,942,917
      25,000  Toronto-Dominion Holdings USA Inc.,
                 5.60%, 5/26/98...........................        24,315,555
      25,000  UBS Finance Inc.,
                  5.55%, 12/17/97.........................        24,938,333
      10,000  USAA Capital Corp.,
                  5.59%, 1/7/98...........................         9,942,547
                                                              --------------
Total Commercial Paper
   (amortized cost--$1,712,656,957).......................    $1,712,656,957
                                                              --------------
Total Investments
   (amortized cost--$2,164,258,534+).........       99.9%     $2,164,258,534

Other Assets in Excess
   of Liabilities............................        0.1           2,313,921
                                                   -----      --------------
Total Net Assets.............................      100.0%     $2,166,572,455
                                                   =====      ==============
--------------------------------------------------------------------------------
     GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
U.S. Government Agencies--99.9%
Federal Farm Credit Bank--10.4%
$     3,000   5.34%, 12/16/97.............................    $    2,993,325
        788   5.39%, 12/1/97..............................           788,000
      1,630   5.54%, 3/2/98...............................         1,629,509
      5,000   5.56%, 5/1/98...............................         4,999,400
                                                              --------------
Total Federal Farm Credit Bank
   (amortized cost--$10,410,234)...........................   $   10,410,234
                                                              --------------
Federal Home Loan Bank--19.0%
$     6,000   5.36%, 12/31/97.............................    $    5,973,200
      1,121   5.37%, 6/22/98..............................         1,087,055
      2,269   5.39%, 1/14/98..............................         2,254,052
      1,683   5.41%, 2/23/98..............................         1,661,755
      2,000   5.42%, 4/13/98..............................         1,959,952
      2,110   5.42%, 7/30/98..............................         2,033,441
      1,000   5.73%, 10/20/98.............................         1,000,000
      1,000   5.75%, 8/20/98..............................         1,000,000
      2,000   5.79%, 10/2/98..............................         2,000,000
                                                              --------------

Total Federal Home Loan Bank
   (amortized cost--$18,969,455)...........................   $   18,969,455
                                                              --------------


Federal Home Loan Mortgage Corporation--34.1%
$     5,000   5.42%, 12/4/97..............................    $    4,997,742
      2,000   5.46%, 12/22/97.............................         1,993,630
      4,000   5.47%, 12/15/97.............................         3,991,491
      3,600   5.495%, 12/24/97............................         3,587,362
      7,099   5.50%, 12/15/97.............................         7,083,816
      7,000   5.53%, 2/23/98..............................         6,909,677
      5,500   5.63%, 12/1/97..............................         5,500,000
                                                              --------------

Total Federal Home Loan Mortgage Corporation
   (amortized cost--$34,063,718)...........................   $   34,063,718
                                                              --------------


Federal National Mortgage Association--36.4%
$     1,500   5.29%, 12/8/97..............................    $    1,498,457
      4,000   5.42%, 12/30/97.............................         3,982,536
      5,000   5.445%, 12/11/97............................         4,992,438
      4,180   5.45%, 12/16/97.............................         4,170,508
      4,000   5.45%, 1/6/98...............................         3,978,200
      2,840   5.46%, 1/5/98...............................         2,824,924
      3,000   5.47%, 5/20/98..............................         2,922,508
      2,000   5.48%, 2/9/98...............................         1,978,689
        770   5.49%, 2/5/98...............................           762,250
      5,000   5.50%, 12/23/97.............................         4,983,194
      2,000   5.50%, 12/30/97.............................         1,991,139
      1,080   5.52%, 2/5/98...............................         1,069,070
      1,300   5.60%, 1/5/98...............................         1,292,922
                                                              --------------

Total Federal National Mortgage Association
   (amortized cost--$36,446,835)...........................   $   36,446,835
                                                              --------------

Total Investments
   (amortized cost--$99,890,242+)............       99.9%       $ 99,890,242


Other Assets in Excess
   of Liabilities............................        0.1              87,977
                                                   -----      --------------

Total Net Assets.............................      100.0%       $ 99,978,219
                                                   =====      ==============

November 30, 1997
================================================================================
 SCHEDULES OF INVESTMENTS (continued)
================================================================================

--------------------------------------------------------------------------------
     GENERAL MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                              Value
--------------------------------------------------------------------------------
Alabama--1.2%
$       700   Birmingham Baptist Med. Ctr.,
                 Special Care Facs. FAR,
                 Senior Living Cmntys. Proj., Ser. A,
                 3.90%, 12/3/97...........................    $      700,000
        900   Columbia IDB, PCR,
                 Alabama Pwr. Co. Proj., Ser. D,
                 3.85%, 12/1/97...........................           900,000
                                                              --------------
                                                                   1,600,000
                                                              --------------

Alaska--4.1%
      3,600   Alaska St. HF Corp.,
                 Ser. A, VRDN*
                 (LC;  Credit Suisse Bank),
                 3.95%, 12/3/97...........................         3,600,000
      2,000   Valdez Marine Term. Rev.,
                 Arco Trans. Proj., Ser. B, VRDN*
                 3.95%, 12/3/97...........................         2,000,000
                                                              --------------
                                                                   5,600,000
                                                              --------------

Arizona--4.2%
      1,000   Arizona Edl. Ln. Mktg. Corp.,
                 ELR, Ser. A, VRDN*
                 (LC; Dresdner Bank AG),
                 3.85%, 12/3/97...........................         1,000,000
              City of Mesa Mun. Dev.,
                 Special Tax, Ser. 1996 A,
                 (LC;  West Deutschelandes Bank),
        500      3.80%, 12/4/97...........................           500,000
      1,300      3.90%, 1/2/98............................         1,300,000
      2,000   Cochise Cnty. PCR, SWDR,
                 Arizona Elec. Pwr. Coop. Inc. Proj.,
                 3.80%, 3/1/98**..........................         2,000,000
      1,000   Salt River Proj.,
                 Agric. & Pwr. Dist., Ser. A,
                 7.875%, 1/1/98 (A).......................         1,023,367
                                                              --------------
                                                                   5,823,367
                                                              --------------

California--2.3%
      1,000   California HEL, SLR,
                 Sr. Lien., Ser. A-1,
                 VRDN* (LC; SLMA),
                 4.00%, 7/1/98............................         1,000,000
      1,200   Los Angeles Regl. AIR,
                 American Airlines--LA Int'l.,
                 Ser. F, VRDN*
                 (LC; Wachovia Bank of Georgia),
                 3.85%, 12/1/97...........................         1,200,000
      1,000   Los Angeles Sch. Dist. Ctfs. Partn.,
                 Multiple Properties Proj., Ser. A,
                 (Insd.; AMBAC),
                 5.30%, 12/1/97...........................         1,000,000
                                                              --------------
                                                                   3,200,000
                                                              --------------

Delaware--2.6%
      3,600   Delaware St. EDAR, Gas Facs.,
                 Delmarva Pwr. & Lt. Co. Proj., VRDN*
                 4.00%, 12/1/97...........................         3,600,000
                                                              --------------

District of Columbia--.8%
      1,000   District of Columbia GO,
                 Ser. B, (Insd.; MBIA),
                 7.75%, 6/1/98 (A)........................         1,038,518
                                                              --------------

Florida--1.7%
        370   Dade Cnty. Sch. Dist. GO,
                 (Insd.; MBIA),
                 4.50%, 2/15/98...........................           370,443
        600   Florida St. Jacksonville TA,
                 9.00%, 1/1/98 (A)........................           614,477
      1,300   Putnam Cnty. DA, PCR,
                 Seminole Elec. Co. Proj.,
                 Ser. H-1, VRDN*
                 4.05%, 12/3/97...........................         1,300,000
                                                              --------------
                                                                   2,284,920
                                                              --------------

Georgia--2.6%
      1,000   Burke Cnty. DA, PCR,
                 Oglethorpe Pwr. Corp.,
                 Ser. B, VRDN* (Insd.; AMBAC),
                 3.80%, 5/28/98...........................         1,000,000
      2,600   Fulco HAR Anticip. Ctfs.,
                 St. Josephs Hosp. Proj.,
                 (LC; Trust Company Bank),
                 3.80%, 12/3/97...........................         2,600,000
                                                              --------------
                                                                   3,600,000
                                                              --------------
Hawaii--.7%
      1,000   Hawaii St. Secondary Mkt. Svcs. Corp.,
                 SLR, Ser. II, VRDN*
                 (LC; National Westminster Bank PLC),
                 4.00%, 12/3/97...........................         1,000,000
                                                              --------------

Illinois--6.5%
      5,200      Chicago O'Hare Int'l. Arpt., Ser. B, VRDN* (LC; Societe
                 Generale Bank),
                 3.85%, 12/3/97...........................         5,200,000
      2,000   Illinois Dev. FAR,
                 WMX Inc.,
                 (Insd.; MBIA),
                 4.625%, 2/1/98...........................         2,002,497

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                              Value
--------------------------------------------------------------------------------
Illinois (cont'd.)
$     1,700   Illinois Hlth. FAR,
                 Hosp. Sisters Svc. Proj.,
                 Ser. E, VRDN*
                 (Insd.; MBIA),
                 3.85%, 12/3/97...........................    $    1,700,000
                                                              --------------
                                                                   8,902,497
                                                              --------------

Indiana--4.4%
      1,000   City of Indianapolis Gas & Util. Sys.,
                 3.70%, 12/8/97...........................         1,000,000
      5,000   Jasper Cnty. PCR,
                 Northern Indiana Pub. Svc.
                 Proj., Ser. A,
                 3.85%, 1/20/98...........................         5,000,000
                                                              --------------
                                                                   6,000,000
                                                              --------------

Kentucky--1.6%
        200   Boone Cnty. PCR,
                 Cincinnati Gas & Elec. Co. Proj.,
                 Ser. A, VRDN*
                 (LC; Union Bank of Switzerland),
                 3.75%, 12/1/97...........................           200,000
      2,000   Kentucky HEL, Student Loan Corp.,
                 SLR, Ser. E, VRDN*
                 (Insd.;  AMBAC),
                 3.95%, 12/3/97...........................         2,000,000
                                                              --------------
                                                                   2,200,000
                                                              --------------

Maryland--3.4%
      1,500   Anne Arundel Cnty., Ser. C,
                 3.90%, 12/5/97...........................         1,500,000
      2,500   Anne Arundel Cnty. EDR,
                 Baltimore Gas & Elec. Co. Proj.,
                 3.70%, 12/15/97..........................         2,500,000
        600   Washington Subn. Sanitation Dist.,
                 Gen. Construction,
                 7.40%, 12/1/97 (A).......................           612,000
                                                              --------------
                                                                   4,612,000
                                                              --------------

Michigan--.7%
      1,000   Michigan Mun. Bd. Auth. Rev., Ser. B,
                 4.50%, 7/2/98............................         1,003,933
                                                              --------------

Missouri--.4%
        600   Missouri EIERA, PCR,
                 Union Elec. Co. Proj., Ser. A,
                 (LC; Swiss Bank Corp.),
                 3.95%, 6/1/98............................           600,000
                                                              --------------

Montana--.4%
        500   Montana St. Higher Ed.,
                 Student Assistance Corp. SLR,
                 4.55%, 12/1/97...........................           500,000
                                                              --------------

Nebraska--2.7%
              Nebraska HEL Prog.,
                 Student Loan Prog., (LC; SLMA),
      2,100      Ser. A, VRDN*
                 3.95%, 12/3/97...........................         2,100,000
      1,600      Ser. C, VRDN*
                 3.95%, 12/3/97...........................         1,600,000
                                                              --------------
                                                                   3,700,000
                                                              --------------

Nevada--.6%
        300   Clark Cnty. AIR,
                 Sub. Lien, Ser. A-2, VRDN*
                 (LC; Union Bank of Switzerland),
                 3.95%, 12/3/97...........................           300,000
        575   Henderson City GO,
                 Parks & Rec. Proj., Ser. A,
                 (Insd.; FGIC),
                 6.25%, 6/1/98............................           581,565
                                                              --------------
                                                                     881,565
                                                              --------------

New Hampshire--.8%
      1,100   New Hampshire St. BFA, PCR,
                 Pub. Svc. Co. of New Hampshire Proj.,
                 Ser. D, VRDN*
                 (LC; Barclays Bank PLC),
                 4.05%, 12/3/97...........................         1,100,000
                                                              --------------

New Mexico--.5%
        665   Santa Fe Gross Receipts, Tax Rev.,
                 Ser. A, (Insd.;  AMBAC),
                 4.25%, 6/1/98............................           666,206
                                                              --------------

New York--10.8%
      1,500   Babylon IDA, RRR,
                 Ogden Martin Sys. Babylon Inc., Ser. C,
                 8.50%, 7/1/98 (A)........................         1,583,461
      1,000   Nassau Cnty. BAN's,
                 Ser. C, dtd. 9/10/97,
                 4.25%, 3/17/98...........................         1,001,432
      1,000   Nassau Cnty. RAN's,
                 Ser. A, dtd. 7/30/97,
                 4.25%, 3/10/98...........................         1,001,057
              New York St. DAR,
        700      Montefiore Med. Ctr. Proj.,
                 (Insd.;  AMBAC),
                 4.50%, 8/1/98............................           702,920
        300      St. Francis Ctr. at the Knolls, VRDN*
                 (LC; Banque de Paribas),
                 4.00%, 12/1/97...........................           300,000
              New York St. EFC, PCR,
                 St. Wtr. Revolving Fd., Ser. A,
        500      3.35%, 12/15/97..........................           499,821
        500      4.80%, 6/15/98...........................           502,389

November 30, 1997
================================================================================
 SCHEDULES OF INVESTMENTS (continued)
================================================================================

--------------------------------------------------------------------------------
     GENERAL MUNICIPAL PORTFOLIO (cont'd.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                              Value
--------------------------------------------------------------------------------
New York (cont'd.)
$     2,000   New York St. ERDA, Gas Facs. Rev.,
                 Brooklyn Union Gas Proj.,
                 Ser. A-2, VRDN*
                 (Insd.;  MBIA),
                 3.80%, 12/3/97...........................    $    2,000,000
      4,300   New York St. ERDA, PCR,
                 New York St. Elec. & Gas Proj.,
                 Ser. C, VRDN*
                 (LC; Morgan Guaranty Trust),
                 3.70%, 12/1/97...........................         4,300,000
              New York St. JDA, St. Gtd.,
      1,400      Ser. A1--A13, VRDN*
                 4.05%, 12/1/97...........................         1,400,000
        200      Ser. A1--A42, VRDN*
                 4.05%, 12/1/97...........................           200,000
        205      Ser. B1--B9, VRDN*
                 4.05%, 12/1/97...........................           205,000
        500   New York St. Med. Care Facs., FAR,
                 Mtg. Hosp., Ser. A,
                 (Insd.;  FHA),
                 8.30%, 2/15/98 (A).......................           514,235
        600   Triborough Brdg. & Tunl. Auth. Spl.
                 Oblig., Mtg. Recording Tax., Ser. A,
                 8.00%, 1/1/98 (A)........................           610,993
                                                              --------------
                                                                  14,821,308
                                                              --------------

Ohio--3.5%
      1,885   Cincinnati Sch. Dist. TAN's,
                 Ser. B, dtd. 7/11/96,
                 (Insd.;  AMBAC),
                 4.75%, 12/1/97...........................         1,885,000
        200   Hamilton Cnty. Health Sys. Rev.,
                 Franciscan Sisters Poor Health Proj.,
                 Ser. A, VRDN*
                 (LC; Sumitomo Bank Ltd.),
                 3.95%, 12/1/97...........................           200,000
              Ohio St. Air Quality DA,
      1,000      JMG Fdg. Ltd. Proj.,
                 Ser. B, VRDN*
                 (LC; Societe Generale Bank),
                 3.95%, 12/3/97...........................         1,000,000
        300      Ohio Edison Proj., Ser. A,
                 (LC; Toronto-Dominion Bank),
                 3.95%, 2/1/98............................           300,000
        450   Ohio St. Bldg. Auth.,
                 Correctional Facs., Ser. A,
                 7.10%, 3/1/98............................           453,642
        900   Ohio St. GO,
                 4.40%, 5/15/98...........................           902,570
                                                              --------------
                                                                   4,741,212
                                                              --------------

Pennsylvania--15.1%
      7,800   Allegheny Cnty. Arpt. Rev.,
                 Gtr. Pittsburgh Intl. Arpt.,
                 Ser. C, (Insd.; MBIA),
                 8.25%, 1/1/98 (A)........................         7,983,960
      1,900   Allegheny Cnty., IDA, PCR,
                 (LC; Dresdner Bank AG),
                 3.70%, 12/8/97...........................         1,900,000
        500   Bethel Park Sch. Dist. GO,
                 Ser. B, (Insd.; AMBAC),
                 6.05%, 2/1/98............................           501,729
        700   Bethlehem Area Sch. Dist. GO,
                 Ser. A, (Insd.; AMBAC),
                 6.25%, 9/1/98............................           711,696
        300   Pennsylvania St. GO,
                 Refunding & Projects, Ser. 2nd,
                 4.75%, 6/15/98...........................           301,088
      2,000   Pennsylvania St. HEA, SLR,
                 Ser. A, VRDN*
                 (LC; SLMA),
                 4.00%, 12/3/97...........................         2,000,000
      2,235   Pennsylvania Tpk. Commission Oil
                 Franchise Tax Rev.,
                 Ser. A, (Insd.; AMBAC),
                 4.60%, 12/1/97...........................         2,235,000
      1,000   Philadelphia  TRAN's,
                 Ser. A, dtd. 7/2/97,
                 4.50%, 6/30/98...........................         1,002,778
      2,000   Venango IDA,
                 Scrubgrass Proj.,
                 (LC; National Westminster Bank PLC),
                 3.80%, 1/5/98............................         2,000,000
      2,000   Venango IDA, RRR,
                 Scrubgrass Proj., Ser. B, VRDN*
                 (LC; National Westminster Bank PLC),
                 3.80%, 1/5/98............................         2,000,000
                                                              --------------
                                                                  20,636,251
                                                              --------------

South Carolina--1.9%
      1,000   Charleston Cnty. Sch. Dist. GO,
                 6.15%, 2/1/98............................         1,003,927

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                              Value
--------------------------------------------------------------------------------
South Carolina (cont'd.)
$     1,500   Greenville HFR,
                 Ser. B, (Insd.;  FGIC),
                 7.80%, 5/1/98 (A)........................    $    1,554,032
                                                              --------------
                                                                   2,557,959
                                                              --------------

Tennessee--3.6%

      2,300   Hamilton Cnty. IDR,
                 Seaboard Feeds Inc. Proj., VRDN*
                 (LC;  Bank of New York),
                 4.10%, 12/4/97...........................         2,300,000
      1,660   Knoxville Wtr. Rev.,
                 Refunding & Impt., Ser. M,
                 4.50%, 3/1/98............................         1,662,880
      1,000   Metropolitan Nashville Arpt.,
                 VRDN* (Insd.; FGIC),
                 3.90%, 12/3/97...........................         1,000,000
                                                              --------------
                                                                   4,962,880
                                                              --------------

Texas--13.0%

              Brazos HEA,
      1,000      Refunding Ser. A-1,
                 5.30%, 12/1/97...........................         1,000,000
      1,000      Ser. B-1, VRDN*
                 (CS; SLMA),
                 3.90%, 12/3/97...........................         1,000,000
      2,200   Brazos River Harbor Navigation,
                 Dist. of Brazoria Cnty.,
                 3.75%, 1/30/98...........................         2,200,000
      2,700   City of Houston GO, Ser. A,
                 3.70%, 12/15/97..........................         2,700,000
      1,000   Conroe Indpt. Sch. Dist.,
                 Schoolhouse & Ref. Proj.,
                 (Insd.;  MBIA),
                 7.00%, 2/1/98............................         1,005,217
        400   Garland Indpt. Sch. Dist. GO,
                 7.00%, 2/15/98...........................           402,498
      1,000   Gulf Coast IDA,
                 Marine Term. Rev.,
                 Amoco Oil Co. Proj.,
                 3.75%, 12/1/97...........................         1,000,000
      1,400   Harris Cnty. GO,
                 4.00%, 10/1/98...........................         1,401,806
      2,600   Harris Cnty. ID Corp.,
                 Marine Terminal Rev.,
                 Lubrizol Corp. Proj., VRDN*
                 3.85%, 12/3/97...........................         2,600,000
              Houston Wtr. Sys. Rev.,
        830      7.20%, 12/1/97 (A).......................           846,600
        500      7.40%, 12/1/97 (A).......................           510,000
      1,400   Lower Colorado River Auth. Tex. Rev.,
                 Jr. Lien, Ser. 3rd Suppl., VRDN*
                 (Insd.;  MBIA),
                 3.80%, 12/3/97...........................         1,400,000
        200   San Antonio Elec. & Gas Rev.,
                 Ser. 1991, (Insd.;  FGIC),
                 6.00%, 2/1/98............................           200,743
        510   Texas HEA, EEIR, Ser. B, VRDN*
                 (Insd.; FGIC),
                 4.00%, 12/3/97...........................           510,000
      1,000   Texas St. TRAN's, Ser. A,
                 dtd. 9/2/97,
                 4.75%, 8/31/98...........................         1,006,549
                                                              --------------
                                                                 17,783,413
                                                              --------------

Utah--2.2%
      1,000   Intermountain Pwr. Agy., PSR,
                 Ser. E, (LC;  Swiss Bank Corp.),
                 3.75%, 3/16/98...........................         1,000,000
      2,000   Utah St. Brd. Regents SLR,
                 Ser. L, VRDN*
                 (Insd.; AMBAC),
                 4.00%, 12/3/97...........................         2,000,000
                                                              --------------
                                                                   3,000,000
                                                              --------------

Virginia--.8%
      1,000   Virginia St. Transn. Brd. Contract Rev.,
                 U.S. Route 58 Corridor Dev. Prog.,
                 6.80%, 5/15/98 (A).......................         1,032,294
                                                              --------------

Washington--1.7%
      1,025   Seattle City GO, Ser. B,
                 4.00%, 8/1/98 ...........................         1,025,491
        300   Tacoma Elec. Sys. Rev.,
                 (LC;  AMBAC),
                 8.00%, 1/1/98 (A)........................           306,992
              Washington St. GO,
        500      Ser. B, 5.90%, 6/1/98....................           504,932
        500      7.10%, 6/1/98............................           507,751
                                                              --------------
                                                                   2,345,166
                                                              --------------

West Virginia--.7%
      1,000   West Virginia Pub. Auth. Rev.,
                 Morgantown Assoc. Proj.,
                 (LC; Swiss Bank Corp.),
                 3.75%, 12/2/97...........................         1,000,000
                                                              --------------

Wisconsin--3.3%
        500   Wisconsin HHEFAR,
                 Childrens Hosp. Wisconsin Proj.,
                 Ser. B, (Insd.;  FGIC),
                 7.625%, 8/15/98 (A)......................           522,590

November 30, 1997
================================================================================
 SCHEDULES OF INVESTMENTS (continued)
================================================================================

--------------------------------------------------------------------------------
     GENERAL MUNICIPAL PORTFOLIO (cont'd.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                              Value
--------------------------------------------------------------------------------
Wisconsin (cont'd.)
$       620   Wisconsin St. GO, Ser. A,
                 5.00%, 5/1/98............................    $      623,116
      3,400   Wisconsin St. HFFAR,
                 Hosp. Sisters Oblig.,
                 Ser. G, VRDN* (Insd.; MBIA),
                 3.85%, 12/3/97...........................         3,400,000
                                                              --------------
                                                                   4,545,706
                                                              --------------

Total Investments
   (amortized cost--$135,339,195+)...........       98.8%     $  135,339,195
Other Assets in Excess
     of Liabilities..........................        1.2           1,632,450
                                                   -----      --------------

Total Net Assets.............................      100.0%      $ 136,971,645
                                                   =====      ==============

--------------------------------------------------------------------------------
     CALIFORNIA MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------
California--96.4%
$       500   Alameda Contra Costa School FA,
                 Capital Impts., Ser. B, VRDN*
                 (LC; Canadian Imperial Bank),
                 3.60%, 12/4/97...........................    $      500,000
        320   Alameda County IDA, Indl. Rev.,
                 Intermountain Trading, VRDN*
                 (LC; California St. Tchrs. Ret. Fd.),
                 3.65%, 12/3/97...........................           320,000
      1,900   Anaheim Ctfs. Partn.,
                 1993 Ref. Projs., VRDN*
                 (LC; ABN-Amro Bank),
                 3.55%, 12/3/97...........................         1,900,000
              California HFFAR,
      2,000      Kaiser Permanente Proj.,
                 Ser. A, VRDN*
                 3.65%, 12/3/97...........................         2,000,000
      2,000      Memorial Hlth. Svcs. Proj., VRDN*
                 3.65%, 12/3/97...........................         2,000,000
        890      St. Joseph Health Systems,
                 Ser. B, VRDN*
                 3.70%, 12/1/97...........................           890,000
        100      Sutter Health, Ser. B, VRDN*
                 (LC;  Morgan Guaranty Trust),
                 3.70%, 12/1/97...........................           100,000
              California PCFA, PCR,
      2,000      Homestake Mining Proj.,  Ser. '84A,
                 VRDN* (LC; Bank of Nova Scotia),
                 3.70%, 12/3/97...........................         2,000,000
                 Pacific Gas & Elec.,
      1,000      Ser. A, VRDN*
                 (LC; Swiss Bank Corp.),
                 3.80%, 12/3/97...........................         1,000,000
      1,600      Ser. C, VRDN*
                 (LC; Kredietbank NV),
                 3.80%, 12/1/97...........................         1,600,000
        600      Ser. D, VRDN*
                 3.90%, 12/3/97...........................           600,000
        500      Southern California Edison, Ser. C,
                 3.60%, 1/12/98...........................           500,000
      2,000   California PCFA, PCR, RRR,
                 Wadham Energy Proj., Ser. C,
                 VRDN* (LC; Banque de Paribas),
                 4.00%, 12/3/97...........................         2,000,000
              California PCFA, RRR,
        100      Atlantic Richfield Co. Proj.,
                 Ser. A, VRDN*
                 3.90%,  12/1/97..........................           100,000
        800      Burney Forest Prods., Ser. A,
                 VRDN* (LC; Fleet Bank),
                 3.70%, 12/1/97...........................           800,000
        200      Ultrapower Rocklin Proj., Ser. B, VRDN*
                 (LC; Security Pacific National Bank),
                 3.65%,  12/1/97..........................           200,000
        500   California PCFA, SWDR,
                 Shell Oil Co. Martinez Proj.,
                 Ser. A, VRDN*
                 3.80%,  12/1/97..........................           500,000
              California SCD Auth. Rev. Ctfs. Partn.,
      1,600      House Ear Institute, VRDN*
                 (LC; Morgan Guaranty Trust),
                 3.65%,  12/1/97..........................         1,600,000
        900      John Muir/Mt. Diablo Hlth.,
                 VRDN* (Insd.;  AMBAC),
                 3.65%,  12/1/97..........................           900,000
              California SCD Corp. Rev., ID,
        785      Florestone Prod. Proj., VRDN*
                 (LC; California St. Tchrs. Ret. Fd.),
                 3.65%, 12/3/97...........................           785,000
      1,950      South Bay Circuits Proj., VRDN*
                 (LC; California St. Tchrs. Ret. Fd.),
                 3.65%, 12/3/97...........................         1,950,000
        700      Staub Prod. Proj., Ser. A, VRDN*
                 (LC; California St. Tchrs. Ret. Fd.),
                 3.65%, 12/3/97...........................           700,000
        300      Upholstery Prod. Proj., VRDN*
                 (LC; California St. Tchrs. Ret. Fd.),
                 3.65%, 12/3/97...........................           300,000

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                              Value
--------------------------------------------------------------------------------
$     1,000   California St. GO,
                 3.60%, 12/8/97...........................    $    1,000,000
      1,000   California St. RAN's,
                 dtd. 9/9/97,
                 4.50%, 6/30/98...........................         1,003,754
      1,250   Contra Costa Cnty. TRAN's,
                 Ser. A, dtd. 7/1/97,
                 4.50%, 7/1/98............................         1,255,008
        770   Industry Urban Dev. Agy.,
                 Civic Rec. Proj., Ser. 1,
                 (Insd.;  MBIA),
                 4.75%, 5/1/98............................           772,937
        455   Irvine Pub. Facs. & Infrastructure
                 Auth. Lease Rev.,
                 Capital Impt. Proj., VRDN*
                 (LC; National Westminster Bank PLC),
                 3.55%, 12/4/97...........................           455,000
        100   Irvine Ranch WD, Ser. A,
                 VRDN* (LC; Landesbank Hessen),
                 3.70%, 12/1/97...........................           100,000
              Los Angeles Cnty. MTA,
                 Second Subordinate Sales Tax Rev.,
                 (LC; Bayerische Vereinsbank),
      2,000      3.55%, 12/1/97...........................         2,000,000
      1,245      3.70%, 12/2/97...........................         1,245,000
      1,500   Los Angeles TRAN's,
                 dtd. 7/1/97,
                 4.50%, 6/30/98...........................         1,505,485
      1,500   Los Angeles Unified Sch. Dist. TRAN's,
                 dtd. 7/1/97,
                 4.50%, 7/1/98............................         1,505,586
      1,500   Los Angeles Wastewater Sys. Rev.,
                 3.55%, 12/1/97...........................         1,500,000
      1,600   Metropolitan WD, Ser. A,
                 3.50%, 12/1/97...........................         1,600,000
      1,090   Oakland TRAN's,
                 dtd. 7/24/97,
                 4.50%, 6/30/98...........................         1,094,481
        464   Orange Cnty. Impt. Bd.,
                 Assmt. Dist. #88-1, VRDN*
                 (LC; Societe Generale and
                 Kredietbank NV),
                 3.70%, 12/1/97...........................           464,000
      1,500   Orange Cnty. WD Ctfs. Partn.,
                 Ser. B, VRDN*
                 (LC; National Westminster Bank PLC),
                 3.65%, 12/1/97...........................         1,500,000
      2,000   Riverside Cnty. TRAN's,
                 Ser. A, dtd. 7/1/97,
                 4.50%, 6/30/98...........................         2,006,110
      1,000   Sacramento Cnty. TRAN's,
                 dtd. 7/1/97,
                 4.50%, 9/30/98...........................         1,005,660
      1,000   San Diego Open Space Parking Facs.
                 Dist. #1 GO,
                 5.00%, 1/1/98............................         1,000,952
      1,965   San Diego Unified Port Dist.,
                 Subordinate Airport Rev., Ser. A,
                 3.70%, 1/13/98...........................         1,965,000
      2,000   San Joaquin Cnty. TRAN's,
                 dtd. 10/15/96,
                 4.50%, 1/15/98...........................         2,001,698
        600   Santa Ana HFR,
                 Multi Modal-Town & Country Proj.,
                 VRDN* (LC; Banque Nationale de Paris),
                 3.65%, 12/1/97...........................           600,000
      1,200   Santa Clara Cnty. FAR,
                 VMC Fac. Replacement Proj., Ser. B,
                 VRDN* (LC; Union Bank of Switzerland),
                 3.65%, 12/3/97...........................         1,200,000
        872   Santa Clara Cnty. El Camino Dist. Hosp.
                 FAR, Lease--VY Med. Ctr. Proj.,
                 Ser. A, VRDN*
                 (LC; National Westminster Bank PLC),
                 3.70%, 12/2/97...........................           872,000
      1,000   South Coast Local Education Agencies
                 TRAN's, dtd. 7/1/97 (Insd.;  MBIA),
                 4.50%, 6/30/98...........................         1,003,895
        300   Stockton Multifamily Housing Rev.,
                 Mariners Pointe Assoc., Ser. A, VRDN*
                 (LC; Bank of America),
                 3.65%, 12/3/97...........................           300,000
      1,500   Turlock Irrigation Dist. Rev.,
                 Ser. A, (Insd.;  MBIA),
                 4.00%, 1/1/98............................         1,500,550
                                                              --------------
                                                                  53,702,116
                                                              --------------


Puerto Rico--1.4%
        500   Puerto Rico Commonwealth,
                 Aqueduct & Swr. Auth. Rev., Ser. A,
                 7.00%, 7/1/98 (A)........................           518,852
        250   Puerto Rico Elec. PAR, Ser. M,
                 8.00%, 7/1/98 (A)........................           260,740
                                                              --------------
                                                                     779,592
                                                              --------------

Total Investments
   (amortized cost--$54,481,708+)............       97.8%     $   54,481,708
Other Assets in Excess
   of Liabilities............................        2.2           1,231,625
                                                   -----      --------------

Total Net Assets.............................      100.0%     $   55,713,333
                                                   =====      ==============

November 30, 1997
================================================================================
 SCHEDULES OF INVESTMENTS (continued)
================================================================================

--------------------------------------------------------------------------------
     NEW YORK MUNICIPAL PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                              Value
--------------------------------------------------------------------------------
New York--95.2%
              Babylon IDA, RRR,
$       100      OFS Equity Babylon Proj., VRDN*
                 (LC; Union Bank of Switzerland),
                 3.85%, 12/1/97...........................    $      100,000
      1,450      Ogden Martin Sys. Babylon Inc., Ser. C,
                 8.50%, 7/1/98 (A)........................         1,530,679
        500   MTA, Svc. Contract,
                 Commuter Facs., Ser. K,
                 (Insd.; AMBAC),
                 7.50%, 7/1/98 (A)........................           519,919
      1,000   Nassau Cnty. BAN's,
                 Ser. C, dtd. 9/10/97,
                 4.25%, 3/17/98 ..........................         1,001,432
      1,000   Nassau Cnty. RAN's,
                 Ser. B, dtd. 7/30/97,
                 4.50%, 4/10/98 ..........................         1,002,247
              New York City GO,
      2,200      Ser. B-Sub. Ser. B6, VRDN*
                 (Insd.; MBIA),
                 3.85%, 12/1/97...........................         2,200,000
      2,000      Sub. Ser. H2,
                 3.70%, 12/15/97..........................         2,000,000
        800   New York City Housing Dev. Corp. Mtg.
                 Rev. Multifam. 400 West 59th St., Ser. A2,
                 VRDN* (LC; Bayerische Hypotheken),
                 3.90%, 12/3/97...........................           800,000
        500   New York City IDA, CFR,
                 Childrens Oncology Soc. Proj.,
                 VRDN* (LC; Barclays Bank PLC),
                 3.75%, 12/3/97...........................           500,000
              New York City IDA, IDR,
      2,500      Brooklyn Navy Yard, Cogen Proj.,
                 Ser. A, VRDN*
                 (LC; Bank of America),
                 4.00%, 12/3/97...........................         2,500,000
      1,000      JFK Field Hotel Assoc. Proj.,
                 VRDN* (LC; Banque Indosuez),
                 3.80%, 12/3/97...........................         1,000,000
      1,000      La Guardia Arpt. Assoc. Proj.,
                 VRDN* (LC; Banque Indosuez),
                 3.80%, 12/3/97...........................         1,000,000
      2,000   New York City Mun. Asst. Corp., Ser. E,
                 4.10%, 7/1/98 ...........................         2,003,041
              New York City MWFA,
                 (LC; Canadian Imperial Bank),
      2,100      3.70%, 12/5/97...........................         2,100,000
      2,000      3.80%, 2/8/98............................         2,000,000
      1,000   New York City RAN's,
                 Ser. A, dtd. 10/15/97,
                 4.50%, 6/30/98 ..........................         1,003,664
              New York City Trust CRR,
      2,000      Carnegie Hall Proj.,VRDN*
                 (LC; Westdeutsche Landesbank),
                 4.10%, 12/3/97...........................         2,000,000
      1,700      Museum of Broadcasting Proj.,
                 VRDN* (LC; Kredietbank NV),
                 3.85%, 12/3/97...........................         1,700,000
              New York St. DAR,
                 Memorial Sloan-Kettering Cancer
                 Center, (LC; Chemical Bank),
      1,500      Ser. 1989 A,
                 3.70%, 12/3/97...........................         1,500,000
      1,000      Ser. 1989 B,
                 3.70%, 12/4/97...........................         1,000,000
                 Ser. 1989 C,
      1,500      3.65%, 12/8/97...........................         1,500,000
      2,000      3.70%, 12/1/97...........................         2,000,000
      3,000      Ser. 1996,
                 3.60%, 2/2/98............................         3,000,000
      1,515      Metropolitan Museum of Art Proj.,
                 Ser. B, VRDN* (Insd.; MBIA),
                 3.80%, 12/3/97...........................         1,515,000
        505      Miriam Osborn Memorial Home Proj.,
                 Ser. A, VRDN*
                 (LC; Banque de Paribas),
                 3.80%, 12/3/97...........................           505,000
      3,500      St. Francis Ctr. at the Knolls,
                 VRDN* (LC; Banque de Paribas),
                 4.00%, 12/1/97...........................         3,500,000
              New York St. EFC,
                 Ser. 1987A,
      1,000      3.60%, 12/1/97...........................         1,000,000
      1,500      3.75%, 12/3/97...........................         1,500,000
              New York St. EFC, PCR,
                 St. Wtr. Revolving Fd.,
        450      Ser. B, 3.55%, 2/15/98...................           449,706
        400      Ser. E, 5.90%, 6/15/98...................           404,236
      1,600   New York St. ERDA, Gas Facs. Rev.,
                 Brooklyn Union Gas Proj.,
                 Ser. A2, VRDN*
                 3.80%, 12/3/97...........................         1,600,000
              New York St. ERDA, PCR,
                 New York St. Elec. & Gas Proj.,
                 (LC; Union Bank Of Switzerland),
      2,000      Ser. B,
                 3.80%, 10/15/98**........................         2,000,000
      1,300      Ser. D, VRDN*
                 3.70%, 12/1/97...........................         1,300,000

================================================================================

================================================================================

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                              Value
--------------------------------------------------------------------------------
$     1,300      Rochester Gas & Elec. Co. Proj.,
                 Ser. A, VRDN* (Insd.; MBIA),
                 (LC; Credit Suisse),
                 3.85%, 12/3/97    .......................    $    1,300,000
              New York St. JDA, St. Gtd.,
        800      Ser. A1-A42, VRDN*
                 4.05%, 12/1/97...........................           800,000
        100      Ser. B1-B9, VRDN*
                 4.05%, 12/1/97...........................           100,000
      1,400      Ser. B1-B21, VRDN*
                 4.05%, 12/1/97...........................         1,400,000
      2,000   New York St. LGAC,
                 Ser. E, VRDN*
                 (LC; Canadian Imperial Bank),
                 3.80%, 12/3/97...........................         2,000,000
              New York St. Med. Care Facs., FAR,
        300      7.625%, 2/15/98 (A)......................           308,160
        485      7.875%, 8/15/98 (A)......................           507,854
      1,350      Hosp. & Nurs. Home, Mtg. Hosp.,
                 Ser. B, (Insd.; FHA),
                 8.10%, 2/15/98 (A).......................         1,388,492
      1,000   New York St. PA,
                 Ser. V, (Insd.; MBIA),
                 7.875%, 1/1/98 (A).......................         1,023,358
      3,000   New York St. PAR,
                 3.75%, 3/1/98**..........................         3,000,000
        511   Niagra Cnty. IDA, IDR,
                 Pyron Corp. Proj.,
                 VRDN* (LC; Chase Manhattan Bank),
                 3.90%, 12/3/97...........................           510,500
      3,075   Port Auth. of New York & New Jersey,
                 3.65%, 12/2/97...........................         3,075,000
        400   Rochester GO,
                 Ser. A, (Insd.; AMBAC),
                 4.25%, 9/15/98 ..........................           401,148
      1,000   St. Lawrence Cnty. IDA, EIR,
                 Reynolds Metals Co. Proj.,
                 VRDN* (LC; Royal Bank of Canada),
                 3.90%, 12/3/97...........................         1,000,000
      1,000   Sachem Central School Dist.
                 Holbrook TAN's, dtd. 7/10/97,
                 (CS.; St. Aid Withholding),
                 4.25%, 6/25/98 ..........................         1,002,119
        425   Southampton GO,
                 (Insd.; FGIC),
                 6.95%, 6/1/98............................           431,473
      1,000   Suffolk Cnty. IDA, IDR,
                 Nissequogue Cogen Ptnrs. Proj.,
                 VRDN* (LC; Toronto-Dominion Bank),
                 3.85%, 12/3/97...........................         1,000,000
      1,000   Suffolk Cnty. Wtr. Auth. BAN's,
                 VRDN* dtd. 12/21/94,
                 3.80%, 12/3/97...........................         1,000,000
              Triborough Brdg. & Tunl. Auth. Rev.,
        325      Ser. A, 5.90%, 1/1/98....................           325,519
        200      Ser. M, 6.65%, 1/1/98....................           200,435
        425   Wallkill GO, (Insd.; FGIC),
                 4.25%, 3/1/98............................           425,442
        450   Wallkill IDA, PCR,
                 Reynolds Metals Co. Proj.,
                 VRDN* (LC; Dresdner Bank AG),
                 4.10%, 12/3/97...........................           450,000
        350   Yonkers GO,
                 Ser. C, (Insd.; FGIC),
                 5.50%, 8/1/98............................           353,732
                                                              --------------
                                                                  69,738,156
                                                              --------------

Puerto Rico--4.1%
              Puerto Rico Gov't. Dev. Bank,
      2,000      3.75%, 12/2/97...........................         2,000,000
      1,000      3.75%, 12/3/97...........................         1,000,000
                                                              --------------
                                                                   3,000,000
                                                              --------------

Total Investments
   (amortized cost--$72,738,156+)............       99.3%       $ 72,738,156
Other Assets in Excess
     of Liabilities..........................        0.7             500,560
                                                   -----      --------------

Total Net Assets.............................      100.0%       $ 73,238,716
                                                   =====      ==============

--------------------------------------------------------------------------------
+ Federal income tax cost basis of portfolio securities is the same as for financial reporting purposes.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.

** These issues carry an optional put feature. Date shown is the exercise date of the put.

(A) Pre-refunded to the date shown. Collateralized by U.S. Government securities and cash which are held in escrow and are used to pay principal and interest and to retire the bonds in full at the earliest refunding date.

     See page 22 for "General Abbreviations" utilized within the Schedules of Investments.

See accompanying notes to financial statements.

November 30, 1997

================================================================================
 STATEMENTS OF ASSETS AND LIABILITIES
================================================================================

                                        ---------------    ---------------    ---------------    ---------------    ---------------
                                                                                  General          California           New York
                                            Primary           Government         Municipal          Municipal          Municipal
                                           Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
                                        ---------------    ---------------    ---------------    ---------------    ---------------
Assets
   Investments, at value
     (amortized cost--
     $2,164,258,534, $99,890,242,
     $135,339,195, $54,481,708 and
     $72,738,156, respectively) .....   $ 2,164,258,534    $    99,890,242    $   135,339,195    $    54,481,708    $    72,738,156
   Cash .............................           214,177            168,460            152,454            705,231            516,261
   Receivable for investments sold ..                --                 --                 --            800,000                 --
   Receivable for capital stock sold             45,502              7,606            175,000                 --              8,864
   Interest receivable ..............         5,667,303             87,127          1,477,995            404,551            502,329
   Prepaid expenses and other assets             48,498              9,029             10,274              1,710                890
                                        ---------------    ---------------    ---------------    ---------------    ---------------
   Total Assets .....................     2,170,234,014        100,162,464        137,154,918         56,393,200         73,766,500
                                        ---------------    ---------------    ---------------    ---------------    ---------------

Liabilities
   Payable for investments purchased                 --                 --                 --            601,531            414,898
   Payable for capital stock redeemed                --              4,482             10,726                 --             10,413
   Investment advisory fee payable ..           121,771              6,899              8,979              3,832              5,166
   Distribution fee payable .........            74,395              3,452              4,608              1,916              2,586
   Shareholder services fee payable .           104,412              4,930              7,337              3,105              4,080
   Administrative services fee
     payable ........................            86,553              3,892              5,737              2,796              2,687
   Dividends payable ................         2,859,350            127,695            109,306             42,997             60,558
   Other payables and accrued
     expenses .......................           415,078             32,895             36,580             23,690             27,396
                                        ---------------    ---------------    ---------------    ---------------    ---------------
   Total Liabilities ................         3,661,559            184,245            183,273            679,867            527,784
                                        ---------------    ---------------    ---------------    ---------------    ---------------
   Total Net Assets .................   $ 2,166,572,455    $    99,978,219    $   136,971,645    $    55,713,333    $    73,238,716
                                        ===============    ===============    ===============    ===============    ===============

Composition of Net Assets
   Par value ($.0001 per share,
     10 billion shares authorized
     for each portfolio) ............   $       216,661    $        10,000    $        13,706    $         5,574    $         7,326
   Paid-in-capital in excess of par .     2,166,356,899         99,968,482        137,038,203         55,739,206         73,255,985
   Accumulated net realized
     loss on investments ............            (1,105)              (263)           (80,264)           (31,447)           (24,595)

                                        ---------------    ---------------    ---------------    ---------------    ---------------
   Total Net Assets .................   $ 2,166,572,455    $    99,978,219    $   136,971,645    $    55,713,333    $    73,238,716
                                        ===============    ===============    ===============    ===============    ===============
   Shares outstanding ...............     2,166,612,730        100,000,675        137,064,901         55,744,781         73,263,311
                                        ---------------    ---------------    ---------------    ---------------    ---------------
   Net asset value per share ........   $          1.00    $          1.00    $          1.00    $          1.00    $          1.00
                                        ===============    ===============    ===============    ===============    ===============


See accompanying notes to financial statements.

 Year ended November 30, 1997

================================================================================
 STATEMENTS OF OPERATIONS
================================================================================

                                        ---------------    ---------------    ---------------    ---------------    ---------------
                                                                                  General          California           New York
                                            Primary           Government         Municipal          Municipal          Municipal
                                           Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
                                        ---------------    ---------------    ---------------    ---------------    ---------------


Investment Income
   Interest .........................    $ 107,789,191      $   5,430,780      $   4,931,229      $   2,031,608      $   2,329,382
                                         -------------      -------------      -------------      -------------      -------------

Operating Expenses
   Investment advisory fee (note 2a).        7,907,076            493,349            656,681            287,248            323,434
   Distribution fee (note 2b) .......        4,816,923            247,276            337,045            143,624            161,717
   Transfer and dividend
     disbursing agent fees ..........        1,559,860             50,454             55,206             17,021             36,735
   Administrative services fee
     (note 2c) ......................          948,426             47,390             66,227             29,022             30,395
   Shareholder services fee
     (note 2d) ......................          394,086             21,989             28,458             11,515             16,198
   Registration fees ................          212,077             35,096             60,298              1,843              1,425
   Custodian fees (note 1g) .........          158,614             37,196             39,595             15,079             15,325
   Reports and notices to
     shareholders ...................          138,985              3,459              4,929              1,359              1,359
   Audit fees .......................           38,740             15,065             15,065             15,065             15,065
   Directors' fees and expenses .....           32,758             25,563             25,590             25,537             25,541
   Legal fees .......................            6,330                136                204                 68                 68
   Miscellaneous ....................           90,492              4,433              5,470              2,068              4,422
                                         -------------      -------------      -------------      -------------      -------------
     Total operating expenses .......       16,304,367            981,406          1,294,768            549,449            631,684
     Less: Investment advisory fee
       waived (note 2a) .............               --             (7,876)            (2,257)           (31,822)              (954)
     Less: Expenses offset
       (note 1g) ....................           (3,782)            (2,472)            (3,764)            (3,231)            (2,482)
                                         -------------      -------------      -------------      -------------      -------------
     Net operating expenses .........       16,300,585            971,058          1,288,747            514,396            628,248
                                         -------------      -------------      -------------      -------------      -------------
       Net investment income ........       91,488,606          4,459,722          3,642,482          1,517,212          1,701,134

   Net realized loss on investments .           (1,017)              (125)            (1,853)              (593)              (794)
                                         -------------      -------------      -------------      -------------      -------------
Net increase in net assets
   resulting from operations ........    $  91,487,589      $   4,459,597      $   3,640,629      $   1,516,619      $   1,700,340
                                         =============      =============      =============      =============      =============


See accompanying notes to financial statements.

================================================================================
 STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                      -----------------------------------       ------------------------------
                                               Primary Portfolio                      Government Portfolio
                                      -----------------------------------       ------------------------------

                                            Year ended November 30,                 Year ended November 30,
                                      -----------------------------------       ------------------------------
                                            1997                1996                 1997             1996
                                      ----------------    ---------------       --------------    -------------

Operations
   Net investment income ..........   $     91,488,606    $    77,918,405       $    4,459,722    $   4,627,291
   Net realized gain (loss)
     on investments ...............             (1,017)               (88)                (125)            (138)
                                      ----------------    ---------------       --------------    -------------
      Net increase in net assets
        resulting from operations .         91,487,589         77,918,317            4,459,597        4,627,153
                                      ----------------    ---------------       --------------    -------------
Dividends and Distributions
   to Shareholders
   Net investment income ..........        (91,488,606)       (77,918,405)          (4,459,722)      (4,627,291)
   Net realized gains .............                 --                (68)                  --             (700)
                                      ----------------    ---------------       --------------    -------------
     Total dividends and
      distributions to shareholders        (91,488,606)       (77,918,473)          (4,459,722)      (4,627,991)
                                      ----------------    ---------------       --------------    -------------

Capital Stock Transactions
   Net proceeds from sales ........     13,181,820,880      9,931,873,061          654,106,085      547,203,168
   Reinvestment of dividends
     and distributions ............         90,685,550         75,659,105            4,444,709        4,601,454
   Cost of shares redeemed ........    (12,818,513,719)    (9,966,080,610)        (659,707,954)    (559,243,310)
                                      ----------------    ---------------       --------------    -------------
     Net increase (decrease) in
      net assets from capital
      stock transactions ..........        453,992,711         41,451,556           (1,157,160)      (7,438,688)
                                      ----------------    ---------------       --------------    -------------
   Total increase (decrease) in
     net assets ...................        453,991,694         41,451,400           (1,157,285)      (7,439,526)

Net Assets
   Beginning of year ..............      1,712,580,761      1,671,129,361          101,135,504      108,575,030
                                      ----------------    ---------------       --------------    -------------
   End of year ....................   $  2,166,572,455    $ 1,712,580,761       $   99,978,219    $ 101,135,504
                                      ================    ===============       ==============    =============


See accompanying notes to financial statements.

================================================================================

================================================================================

  ------------------------------------    ------------------------------------    ------------------------------------
       General Municipal Portfolio            California Municipal Portfolio          New York Municipal Portfolio
  ------------------------------------    ------------------------------------    ------------------------------------

         Year ended November 30,                 Year ended November 30,                 Year ended November 30,
  ------------------------------------    ------------------------------------    ------------------------------------
        1997                1996                1997                1996                1997                1996
  ----------------    ----------------    ----------------    ----------------    ----------------    ----------------

  $      3,642,482    $      3,300,025    $      1,517,212    $      1,498,467    $      1,701,134    $      1,537,093

            (1,853)              1,357                (593)             (9,304)               (794)                 --
  ----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         3,640,629           3,301,382           1,516,619           1,489,163           1,700,340           1,537,093
  ----------------    ----------------    ----------------    ----------------    ----------------    ----------------



        (3,642,482)         (3,300,025)         (1,517,212)         (1,498,467)         (1,701,134)         (1,537,093)
                --                  --                  --                  --                  --                  --
  ----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        (3,642,482)         (3,300,025)         (1,517,212)         (1,498,467)         (1,701,134)         (1,537,093)
  ----------------    ----------------    ----------------    ----------------    ----------------    ----------------


       910,670,497         718,878,788         389,323,623         276,344,120         452,234,876         317,110,184

         3,612,892           3,249,617           1,513,811           1,512,475           1,646,954           1,470,312
      (899,591,683)       (715,812,543)       (388,484,165)       (300,398,721)       (440,638,442)       (310,927,499)
  ----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        14,691,706           6,315,862           2,353,269         (22,542,126)         13,243,388           7,652,997
  ----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        14,689,853           6,317,219           2,352,676         (22,551,430)         13,242,594           7,652,997

       122,281,792         115,964,573          53,360,657          75,912,087          59,996,122          52,343,125
  ----------------    ----------------    ----------------    ----------------    ----------------    ----------------
  $    136,971,645    $    122,281,792    $     55,713,333    $     53,360,657    $     73,238,716    $     59,996,122
  ================    ================    ================    ================    ================    ================

 November 30, 1997

================================================================================
 NOTES TO FINANCIAL STATEMENTS
================================================================================

1.   Organization and Significant Accounting Policies

     OCC Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund has five portfolios: the Primary Portfolio ("Primary"), the Government Portfolio ("Government"), the General Municipal Portfolio ("General"), the California Municipal Portfolio ("California") and the New York Municipal Portfolio ("New York"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes.

     On October 14, 1997, the shareholders of the Fund approved a new investment advisory agreement with OpCap Advisors (the "Adviser"). This agreement was substantially similar to the existing agreement and became effective on November 5, 1997. On November 4, 1997, PIMCO Advisors L.P. and its affiliates, acquired the one-third managing general partner interest in Oppenheimer Capital, whose subsidiary, OpCap Advisors, serves as the Adviser to the Fund. On December 1, 1997, PIMCO Advisors L.P., completed the acquisition of Oppenheimer Capital by acquiring the two-thirds interest owned by Oppenheimer Capital, L.P.

     On November 3, 1997, CIBC Wood Gundy Securities Corp. acquired the business of Oppenheimer & Co., Inc., which is now called CIBC Oppenheimer Corp. Accordingly, CIBC Oppenheimer Corp. is no longer affiliated with OpCap Advisors or the Fund.

     The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

     (a) Valuation of Investments

     Each Portfolio values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security.

     (b) Federal Income Taxes

     Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes substantially all of its taxable and non-taxable income to its shareholders; accordingly, no Federal income tax provision is required.

     (c) Securities Transactions and Other Income

     Securities transactions are accounted for on the trade date. Cost of securities sold is determined on the basis of identified cost. Interest income is accrued as earned. Premiums are amortized and discounts are accreted to interest income over the lives of the respective securities.

     (d) Dividends and Distributions

     Dividends from net investment income are declared daily and paid monthly by each Portfolio. Distributions of net realized short-term capital gains, if any, are declared and paid at least annually by each Portfolio.

     (e) Repurchase Agreements

     Each Portfolio may enter into repurchase agreements as part of its investment program. The Portfolios' custodian takes possession of the collateral pledged by the counterparty. The collateral is marked-to-market daily to ensure that the value, plus accrued interest, is at least equal to the repurchase price. In the event of default of the obligor to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     (f) Expense Allocations

     Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all applicable Portfolios or on another reasonable basis.

     (g) Expenses Offset

     The Fund benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

================================================================================

================================================================================

2. Investment Advisory Fee, Distribution Fee, Shareholder Services Fee and Other Transactions with Affiliates

     (a) Under the Investment Advisory Agreement, each Portfolio pays the Adviser a monthly investment advisory fee at the annual rate of .50% on the first $100 million of average daily net assets, .45% on the next $200 million of average daily net assets, and .40% on average daily net assets in excess of $300 million. The Adviser has voluntarily agreed to reimburse a Portfolio to the extent that the total operating expenses of the Portfolio exceeds 1.00% of its average daily net assets (net of expenses offset) for any fiscal year. For the year ended November 30, 1997, the Adviser waived $7,876, $2,257, $31,822 and $954 in investment advisory fees for Government, General, California and New York, respectively.

     (b) The Fund has adopted a Distribution Assistance Plan (the "Plan") pursuant to which each Portfolio pays the Adviser a monthly fee at an annual rate of .25% of its average daily net assets and the Adviser uses such amounts in their entirety for (i) payments to broker-dealers, banks and other financial intermediaries for their distribution assistance provided to the Portfolio and
(ii) otherwise promoting the sale of shares of the Fund. The Fund has been informed that for the year ended November 30, 1997, substantially all fees under the Plan were paid to CIBC Oppenheimer Corp.

     (c) Each Portfolio may pay certain broker-dealers including CIBC Oppenheimer Corp. for performing certain administrative services on shareholder accounts. Such payments are limited to .05% of the average daily net assets of each respective broker-dealer. For the year ended November 30, 1997, payments to CIBC Oppenheimer Corp. for such services were: Primary $932,558; Government $45,961; General $64,518; California $28,528 and New York $28,071.

     (d) Each Portfolio reimburses CIBC Oppenheimer Corp. for a portion of its costs in providing shareholder servicing. Such payments are limited to .02% of the average daily net assets of CIBC Oppenheimer Corp.'s shareholder accounts. For the year ended November 30, 1997, amounts paid and/or accrued were: Primary $372,639; Government $18,205; General $25,734; California $11,463 and New York $11,004.

3.   Purchases and Sales of Securities

     For the year ended November 30, 1997, purchases and sales/maturities of investment securities were: Primary $18,117,276,643 and $17,748,805,033, respectively; Government $3,337,460,684 and $3,343,004,726, respectively; General $648,347,996 and $632,486,565, respectively; California $293,751,122 and
$291,248,585, respectively; and New York $335,849,203 and $320,496,666, respectively.

4.   Financial Instruments and Associated Risks

     Each Portfolio invests in issues with a remaining maturity of thirteen months or less and are rated high quality by a nationally recognized statistical rating organization or, if not rated, are judged by the Adviser to be of comparable quality. Primary maintains portfolio diversification to reduce investment risk by not investing more than 25% of its total assets in securities of issuers conducting their principal business activities in any one industry, except that under normal circumstances at least 25% of its total assets will be invested in bank obligations. At November 30, 1997, major industry concentrations were as follows: Banking--37.3%, Automotive--10.0%, Finance--9.0%, Pharmacy--7.5% and U.S. Government Agencies--7.0%. Government's portfolio is concentrated in issues of, or guaranteed by, the U.S. Government and/or its agencies and is diversified with respect to its investments in repurchase agreements. General maintains a diversified portfolio of short-term obligations issued by states, territories and possessions of the United States and by the District of Columbia and by their political subdivisions and duly constituted authorities. California and New York maintain non-diversified portfolios of short-term obligations issued by the States of California and New York, respectively, and their political subdivisions. Issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state, region or industry. Certain short-term debt obligations held by the Portfolios may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

(5)  Capital Loss Carryforward

     At November 30, 1997, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains for Federal income tax purposes were: Primary--$1,105 of which $88 will expire in 2004 and $1,017 will expire in 2005; Government--$263 of which $138 will expire in 2004 and $125 will expire in 2005; General--$80,264 of which $29,512 will expire in 1998, $1,302 will expire in 1999, $13,801 will expire in 2000, $299 will expire in 2001, $33,497 will expire in 2003 and $1,853 will expire in 2005. General had $12,327 in capital loss carryforwards expire on November 30, 1997. Such amount has been reclassed to additional paid-in capital to reflect General's federal tax cost basis of available accumulated realized capital loss carryforwards. California--$31,447 of which $730 will expire in 1999, $5,856 will expire in 2000, $1,137 will expire in 2001, $13,827 will expire 2003, $9,304 will expire in 2004 and $593 will expire in 2005 and New York--$24,595 of which $3,198 will expire in 2000, $934 will expire in 2001, $19,669 will expire in 2003 and $794 will expire in 2005. To the extent that these capital loss carryforwards are used to offset future net realized capital gains, the gains offset will not be distributed to shareholders.

================================================================================
 FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)
================================================================================

                                                  INCOME FROM                              DIVIDENDS
                                             INVESTMENT OPERATIONS                     AND DISTRIBUTIONS
                                     ------------------------------------ -----------------------------------------------
                                                                          Dividends to
                          Net Asset                 Net           Total   Shareholders  Distributions    Total Dividends   Net Asset
                            Value,       Net     Realized     Income from   from Net   to Shareholders  and Distributions   Value,
                          Beginning  Investment Gain/(Loss)    Investment  Investment     from Net             to           End of
                           of Year     Income  on Investments  Operations    Income    Realized Gains     Shareholders       Year

Primary Portfolio


Year ended Nov. 30, 1997   $1.000      $0.047     ($0.000)       $0.047     ($0.047)         --             ($0.047)        $1.000

Year ended Nov. 30, 1996    1.000       0.046      (0.000)        0.046      (0.046)      ($0.000)           (0.046)         1.000

Year ended Nov. 30, 1995    1.000       0.051       0.000         0.051      (0.051)       (0.000)           (0.051)         1.000

Year ended Nov. 30, 1994    1.000       0.032       0.000         0.032      (0.032)       (0.000)           (0.032)         1.000

Year ended Nov. 30, 1993    1.000       0.024       0.000         0.024      (0.024)       (0.000)           (0.024)         1.000



                                                       RATIOS TO
                                                        AVERAGE
                                                      NET ASSETS
                                                 ---------------------

                                    Net Assets,
                                      End of       Net         Net
                            Total      Year      Operating  Investment
                           Return*  (millions)   Expenses     Income

Primary Portfolio

Year ended Nov. 30, 1997    4.85%    $2,166.6    0.85%(1,2)   4.75%(1)
Year ended Nov. 30, 1996    4.69%     1,712.6    0.91%(2)     4.60%
Year ended Nov. 30, 1995    5.19%     1,671.1    0.94%        5.07%
Year ended Nov. 30, 1994    3.26%     1,453.8    0.91%        3.21%
Year ended Nov. 30, 1993    2.44%     1,413.9    0.90%        2.41%

(1) Average net assets for the year ended November 30, 1997 were $1,926,769,081.

(2) Gross of expenses offset (see note 1g in Notes to Financial Statements). The net ratios of operating expenses to average net assets were 0.85% and 0.91% for the years ended November 30, 1997 and November 30, 1996, respectively.



Government Portfolio


Year ended Nov. 30, 1997   $1.000      $0.045     ($0.000)       $0.045     ($0.045)         --             ($0.045)        $1.000

Year ended Nov. 30, 1996    1.000       0.044      (0.000)        0.044      (0.044)      ($0.000)           (0.044)         1.000

Year ended Nov. 30, 1995    1.000       0.049       0.000         0.049      (0.049)       (0.000)           (0.049)         1.000

Year ended Nov. 30, 1994    1.000       0.031       0.000         0.031      (0.031)         --              (0.031)         1.000

Year ended Nov. 30, 1993    1.000       0.022         --          0.022      (0.022)         --              (0.022)         1.000



Year ended Nov. 30, 1997   4.60%    $100.0      0.98%(1,2)   4.51%(1,2)
Year ended Nov. 30, 1996   4.51%     101.1      1.00%(1)     4.41%(1)
Year ended Nov. 30, 1995   5.02%     108.6      1.00%(1)     4.91%(1)
Year ended Nov. 30, 1994   3.12%     113.2      0.95%(1)     3.08%(1)
Year ended Nov. 30, 1993   2.26%     127.9      1.00%        2.24%




(1) During the years noted above, the Adviser waived a portion of its fees. Additionally, for the years ended November 30, 1997 and November 30, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. Had such waivers not been in effect nor such expenses offset, the ratios of net operating expenses to average net assets would have been 0.99%, 1.00%, 1.02%, and 0.97%, respectively, and the ratios of net investment income to average net assets would have been 4.50%, 4.41%, 4.89% and 3.06%, respectively.

(2)  Average net assets for the year ended November 30, 1997 were $98,910,547.



----------------------------------------------------------
* Assumes reinvestment of all dividends and distributions.

================================================================================

================================================================================

                                                 INCOME FROM
                                             INVESTMENT OPERATIONS
                                     --------------------------------------
                                                                            Dividends to
                          Net Asset                  Net           Total    Shareholders                 Net Asset
                            Value,      Net       Realized      Income from   from Net       Capital       Value,
                          Beginning  Investment   Gain/(Loss)    Investment  Investment   Contribution     End of       Total
                           of Year     Income   on Investments   Operations    Income      by Adviser       Year       Return*

General Municipal Portfolio

Year ended Nov. 30, 1997   $1.000      $0.027      ($0.000)        $0.027     ($0.027)         --          $1.000       2.74%
Year ended Nov. 30, 1996    1.000       0.025        0.000          0.025      (0.025)         --           1.000       2.56%
Year ended Nov. 30, 1995    1.000       0.031        0.000          0.031      (0.031)         --           1.000       3.11%
Year ended Nov. 30, 1994    1.000       0.020       (0.000)         0.020      (0.020)         --           1.000       2.04%
Year ended Nov. 30, 1993    1.000       0.017       (0.000)         0.017      (0.017)         --           1.000       1.74%


                                                  RATIOS TO
                                                   AVERAGE
                                                  NET ASSETS
                                            -----------------------

                              Net Assets,
                                End of         Net          Net
                                 Year       Operating    Investment
                              (millions)     Expenses      Income

Year ended Nov. 30, 1997        $137.0      0.96%(1,2)     2.70%(1,2)
Year ended Nov. 30, 1996         122.3      0.99%(1)       2.53%(1)
Year ended Nov. 30, 1995         116.0      0.93%(1)       3.07%(1)
Year ended Nov. 30, 1994         108.7      0.90%(1)       2.01%(1)
Year ended Nov. 30, 1993         109.7      0.98%(1)       1.73%(1)


(1) During the years noted above, the Adviser waived a portion of its fees. Additionally, for the years ended November 30, 1997 and November 30, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. Had such waivers not been in effect nor such expenses offset, the ratios of net operating expenses to average net assets would have been 0.96%, 0.99%, 1.02%, 1.01% and 1.01%, respectively, and the ratios of net investment income to average net assets would have been 2.70%, 2.53%, 2.98%, 1.90% and 1.70%, respectively.

(2)  Average net assets for the year ended November 30, 1997 were $134,817,925.


California Municipal Portfolio

Year ended Nov. 30, 1997   $1.000      $0.026      ($0.000)        $0.026     ($0.026)         --          $1.000       2.68%
Year ended Nov. 30, 1996    1.000       0.024         --            0.024     (0.024)          --           1.000       2.42%
Year ended Nov. 30, 1995    1.000       0.031       (0.008)         0.023     (0.031)       $0.008          1.000       3.10%(3)
Year ended Nov. 30, 1994    1.000       0.020       (0.000)         0.020     (0.020)          --           1.000       1.99%
Year ended Nov. 30, 1993    1.000       0.017       (0.000)         0.017     (0.017)          --           1.000       1.76%


Year ended Nov. 30, 1997      $55.7       0.90%(1,2)     2.64%(1,2)
Year ended Nov. 30, 1996       53.4       0.85%(1)       2.42%(1)
Year ended Nov. 30, 1995       75.9       0.82%(1)       3.05%(1)
Year ended Nov. 30, 1994       61.3       0.85%(1)       1.99%(1)
Year ended Nov. 30, 1993       62.3       0.85%(1)       1.75%(1)


(1) During the years noted above, the Adviser waived a portion of its fees. Additionally, for the years ended November 30, 1997 and November 30, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. Had such waivers not been in effect nor such expenses offset, the ratios of net operating expenses to average net assets would have been 0.96%, 0.97%, 0.95%, 0.97% and 0.98%, respectively, and the ratios of net investment income to average net assets would have been 2.58%, 2.30%, 2.92%, 1.87% and 1.62%, respectively.

(2)  Average net assets for the year ended November 30, 1997 were $57,449,650.

(3) Had the Adviser not made the capital contribution, the Portfolio's total return would have been lower.


New York Municipal Portfolio

Year ended Nov. 30, 1997   $1.000      $0.026      ($0.000)        $0.026     ($0.026)         --          $1.000       2.66%
Year ended Nov. 30, 1996    1.000       0.025         --            0.025     (0.025)          --           1.000       2.50%
Year ended Nov. 30, 1995    1.000       0.030        0.000          0.030     (0.030)          --           1.000       3.07%
Year ended Nov. 30, 1994    1.000       0.019       (0.000)         0.019     (0.019)          --           1.000       1.92%
Year ended Nov. 30, 1993    1.000       0.016       (0.000)         0.016     (0.016)          --           1.000       1.66%




Year ended Nov. 30, 1997      $73.2       0.98%(1,2)     2.63%(1,2)
Year ended Nov. 30, 1996       60.0       0.97%(1)       2.45%(1)
Year ended Nov. 30, 1995       52.3       0.79%(1)       3.02%(1)
Year ended Nov. 30, 1994       48.0       0.82%(1)       1.90%(1)
Year ended Nov. 30, 1993       42.2       0.79%(1)       1.64%(1)


(1) During the years noted above, the Adviser waived a portion of its fees. Additionally, for the years ended November 30, 1997 and November 30, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. Had such waivers not been in effect nor such expenses offset, the ratios of net operating expenses to average net assets would have been 0.98%, 0.98%, 1.00%, 1.01% and 1.03%, respectively, and the ratios of net investment income to average net assets would have been 2.62%, 2.44%, 2.81%, 1.71% and 1.40%, respectively.

(2)  Average net assets for the year ended November 30, 1997 were $64,686,712.



------------------------------------------
*  Assumes reinvestment of all dividends.

General Abbreviations:
AD            Apartment Development
AIR           Airport Improvement Revenue
AMBAC         American Mortgage Bond Assurance Corporation
BAN           Bond Anticipation Note
BFA           Business Finance Authority
CDR           Community Development Revenue
CFR           Civic Facility Revenue
CRR           Cultural Resources Revenue
CS            Credit Support
DA            Development Authority
DAR           Dormitory Authority Revenue
DWR           Department of Water Resources
EDA           Economic Development Authority
EDAR          Economic Development Authority Revenue
EDR           Economic Development Revenue
EEIR          Education Equipment & Improvement Revenue
EFC           Environmental Facilities Corporation
EFR           Electric Facilities Revenue
EIERA         Environmental Improvement & Energy
                Resource Authority
EIR           Environment Improvement Revenue
ELR           Educational Loan Revenue
ERDA          Energy Research & Development Authority
FA            Finance Authority
FAGR          Finance Agency Revenue
FAR           Finance Authority Revenue
FGIC          Financial Guaranty Insurance Corporation
FSA           Financial Security Assurance
GAR           General Authority Revenue
GFR           General Fund Revenue
GO            General Obligation
HAR           Hospital Authority Revenue
HDA           Housing Development Authority
HEA           Higher Education Authority
HEAA          Higher Education Assistance Revenue
HEL           Higher Education Loan
HF            Housing Finance
HFA           Housing Finance Authority
HFAMR         Housing Finance Agency Mortgage Revenue
HFASFR        Housing Finance Authority Single Family Revenue
HFC           Housing Finance Committee
HFDCR         Health Facilities Development Corporation Revenue
HFF           Health Facilities Financing
HFFAR         Health Facilities Financing Authority Revenue
HFR           Health Facilities Revenue
HHEFAR        Health & Higher Educational Facilities
                Authority Revenue
HR            Hospital Revenue
HMFA          Housing Mortgage Finance Authority
HMFC          Housing Mortgage Finance Corporation
ID            Industrial Development
IDA           Industrial Development Authority
IDB           Industrial Development Board
IDR           Industrial Development Revenue
IFA           Industrial Finance Agency
JDA           Job Development Authority
LC            Letter of Credit
LGAC          Local Government Assistance Corp.
MBIA          Municipal Bond Investors Assurance
MFA           Municipal Finance Authority
MFHR          Multiple Family Housing Revenue
MMR           Multiple Family Mortgage Revenue
MTA           Metropolitan Transportation Authority
MUD           Municipal Utility District
MUDER         Municipal Utility District Electric Revenue
MWFA          Municipal Water Finance Authority
MWFSSR        Municipal Water Finance Sewer System Revenue
PA            Power Authority
PAR           Power Authority Revenue
PCC           Pollution Control Corporation
PCFA          Pollution Control Financing Authority
PCFR          Pollution Control Facilities Revenue
PCR           Pollution Control Revenue
PFA           Public Facility Authority
PPA           Public Power Authority
PPR           Public Power Revenue
PSA           Public School Authority
PSR           Power Supply Revenue
RAN           Revenue Anticipation Note
RRR           Resource Recovery Revenue
SCD           Statewide Communities Development
SLMA          Student Loan Marketing Association
SLR           Student Loan Revenue
STR           Sales Tax Revenue
SWDR          Solid Waste Disposal Revenue
TA            Transportation Authority
TAN           Tax Anticipation Note
TRAN          Tax Revenue Anticipation Note
WD            Water District
WDA           Waste Disposal Authority

================================================================================
 REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Shareholders and Board of Directors of OCC Cash Reserves

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Primary Portfolio, Government Portfolio, General Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio (constituting OCC Cash Reserves, hereafter referred to as the "Portfolio") at November 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
January 16, 1998

================================================================================

                                     [LOGO]
                                  CASH RESERVES

================================================================================

Directors and Officers

Joseph M. La Motta             Director, President
Paul Y. Clinton                Director
Thomas W. Courtney             Director
Lacy B. Herrmann               Director
George Loft                    Director
Everett Alcenat                Vice President
Robert J. Bluestone            Vice President
Bernard H. Garil               Vice President
John C. Giusio, Jr.            Vice President
Matthew Greenwald              Vice President
Benjamin Gutstein              Vice President
Susan A. Murphy                Vice President
Sheldon Siegel                 Treasurer
Richard L. Peteka              Assistant Treasurer
Deborah Kaback                 Secretary
Maria Camacho                  Assistant Secretary
Thomas E. Duggan               Assistant Secretary

Investment Adviser

OpCap Advisors
One World Financial Center
New York, NY 10281

Distributor

OCC Distributors
Two World Financial Center
New York, NY 10080

Custodian, Transfer and Shareholder Servicing Agent

State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266

-------------------------------------------------------
  Table of Contents
  President's Letter.............................   1
  Investment Review..............................   2
  Schedules of Investments.......................   4
  Statements of Assets and Liabilities...........  14
  Statements of Operations.......................  15
  Statements of Changes in Net Assets............  16
  Notes to Financial Statements..................  18
  Financial Highlights...........................  20
  Report of Independent Accountants..............  23
-------------------------------------------------------


This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.

================================================================================



================================================================================

                                     [LOGO]
                                  CASH RESERVES

================================================================================




o  Primary Portfolio
o  Government Portfolio
o  General Municipal Portfolio
o  California Municipal Portfolio
o  New York Municipal Portfolio


   Annual Report

   November 30, 1997




Managed by
OpCap Advisors


================================================================================

================================================================================